Accounting policies and method of measurement (Details) - Derivatives [member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets, gross	R$ 22,433,990	R$ 21,575,848	R$ 26,808,180
Financial assets offset in the balance sheet, gross	(458,166)	(435,925)	(560,666)
Financial assets offset in the balance sheet, net	21,975,824	21,139,923	26,247,514
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	19,157,491	25,054,906	29,917,498
Financial liabilities offset in balance sheet, gross	(458,166)	(435,925)	(560,666)
Financial liabilities offse tin the balance sheet, net	R$ 18,699,325	R$ 24,618,981	R$ 29,356,832